Investment in equity investees (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Cost method CNY	Dec. 31, 2013 Cost method CNY
Equity investee activity [Roll Forward]
Balance at year beginning	$ 94,601	586,959	36,502	36,502	2,840
Additions				552,493	34,502
Disposals and transfers					(840)
Foreign currency translation adjustments				(2,036)
Balance at year end	$ 94,601	586,959	36,502	586,959	36,502